Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Supplemental Cash Flow Information
2 2 .	Supplemental Cash Flow Information
Change in
Non-Cash
Working Capital

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022

Change in non-cash working capital

Accounts receivable	$2,132	$12,630	$2,981	$(1,972)

Cobalt inventory	187	(1,392)	815	(594)

Accounts payable and accrued liabilities	452	(2,140)	(3,004)	(4,353)

Other	(1,086)	(1,733)	(1,179)	(1,634)

Total change in non-cash working capital	$1,685	$7,365	$(387)	$(8,553)
Non-Cash
Transactions – Receipt of Shares as Consideration for Disposal of Long-Term Equity Investments
During the six months end
e
d June 30, 2023, the Company received common shares valued at $48 million as consideration for the disposal of long-term equity investments.

Non-Cash
Transactions – Payment of Dividends Under DRIP
As more fully described in Note 1
8
.2, during the six months ended June 30, 2023, the Company declared and paid dividends to its shareholders in the amount of $0.30 per common share for total dividends of $136 million. Approximately 4% of shareholders elected to have their dividends reinvested in common shares of the Company under the Company’s dividend reinvestment plan (“DRIP”). As a result, $131 million of dividend payments were made in cash and $5 million in common shares issued. For the comparable period in 2022, the Company declared and paid dividends to its shareholders in the amount of $0.30 per common share for total dividends of $135 million, with the payment being comprised of $117 million in cash and $18 million in common shares issued.
Cash and Cash Equivalents

(in thousands)	June 30 2023	December 31 2022
Cash and cash equivalents comprised of:

Cash	$356,426	$170,155

Cash equivalents	472,411	525,934

Total cash and cash equivalents	$828,837	$696,089
Cash equivalents include short-term deposits, tr
e
asury bills, commercial paper, bankers’ depository notes and bankers’ acceptances with terms to maturity at inception of less than three months.